Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

December 30, 2015

VIA EDGAR

Ms. Amy Miller
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Financial Investors Trust (the “Trust” or “Registrant”)
File Nos.  33-72424, 811-8194

Dear Ms. Miller:

On behalf of the Registrant, enclosed herewith is post-effective amendment No. 163 to the Registrant’s registration statement on Form N-1A (“PEA 163”).  PEA 163 is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) primarily to reflect certain changes to the investment objective and principal investment strategies of the RiverFront Moderate Growth and Income Fund, a currently operating separate series of the Trust.

* * *

If you have any questions or further comments, please contact me at 720.917.0651.

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg, Esq.
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP